NYSE Regulation

Received SEC
JUN 08 2010
Washington, DC 20549

CENTARCA

001-34765

10012588

VIA FACSIMILE AND U.S. MAIL
June 8, 2010

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re:	Teucrium Commodity Trust	
	Issuer CIK:	0001471824
	Issuer File Number:	001-34765
	Form 8-A Date:	June 7, 2010

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on June 6, 2010) an application from the above-referenced issuer and has approved the following security for listing on NYSE Arca, Inc. ("Exchange"):

Common units of the Teucrium Corn Fund, a series of Teucrium Commodity Trust

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Manager, Listing Compliance